11. Capital Leases (Details) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Leases [Abstract]
Minimum capital lease payments due 2019		$ 170,000
Minimum capital lease payments due 20120		149,000
Total minimum lease payments		319,000
Less: amounts representing interest		(28,000)
Present value of minimum lease payments		291,000
Less: current portion	$ (151,000)	(147,000)	$ (74,000)
Long-term portion	$ 104,000	$ 144,000	$ 168,000